Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts
Schedule II – Valuation and Qualifying Accounts

(In thousands of U.S. dollars)

	Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning of Period	Additions (Charged to Costs and Expenses)	Deductions (Write-Offs and Actual Losses Incurred)	Additions Resulting from Acquisitions	Balance at End of Period
Year Ended December 31, 2011:
Provisions for Losses on Long-Term Contracts (*)	136,070	104,560	43,650	–	196,980
Provisions for Claims and Potential Contractual Penalties and Others	6,618	2,160	542	–	8,236
Allowance for Doubtful Accounts	11,215	56	4,410	–	6,861
Valuation Allowance on Deferred Taxes	160	1,302	160	–	1,302

Year Ended December 31, 2010:
Provisions for Losses on Long-Term Contracts (*)	136,341	35,443	36,360	646	136,070
Provisions for Claims and Potential Contractual Penalties and Others	5,864	1,262	1,103	595	6,618
Allowance for Doubtful Accounts	7,885	904	349	2,775	11,215
Valuation Allowance on Deferred Taxes (**)	34,776	–	34,616	–	160

Year Ended December 31, 2009:
Provisions for Losses on Long-Term Contracts (*)	99,323	67,725	30,707	–	136,341
Provisions for Claims and Potential Contractual Penalties and Others	3,025	4,928	2,109	–	5,864
Allowance for Doubtful Accounts	5,471	2,726	312	–	7,885
Valuation Allowance on Deferred Taxes	36,282	–	1,506	–	34,776

*
An amount of $60,848, $74,407 and $74,509 as of December 31, 2009, 2010 and 2011, respectively, is presented as a deduction from inventories, and an amount of $75,493, $61,663 and $122,471 as of December 31, 2009, 2010 and 2011, respectively, is presented as part of other accrued expenses in the category of "Cost Provisions and Other." The 2011 amount of other accrued expenses includes $57,189 related to the cessation of  a program with a foreign customer, of which $13,300 was included in long-term liabilities.

**	An amount of $21,500 was deducted as a result of a prior year adjustment.